Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEEWARD INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Mar. 30, 2015
Oakhurst Defined Risk Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement, Interim Advisory Agreement [Text Block]	cik0001508033_SupplementInterimAdvisoryAgreementTextBlock
LEEWARD INVESTMENT TRUST
(FORMERLY, THE VERTICAL CAPITAL INVESTORS TRUST)

Oakhurst Defined Risk Fund
(formerly the Vertical Capital Defined Risk Fund)
Supplement to the Prospectus,
Summary Prospectus and
Statements of Additional Information

July 6, 2015
This supplement to the Prospectus, Summary Prospectus and Statement of Additional Information dated March 30, 2015 for the Oakhurst Defined Risk Fund (formerly the Vertical Capital Defined Risk Fund) ("Fund"), a series of the Leeward Investment Trust (formerly, the Vertical Capital Investors Trust), updates the information described below.  For further information, please contact the Fund toll-free at 1-800-773-3863.  You may obtain additional copies of the Prospectus, free of charge, by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803 or calling the Fund toll-free at the number above.
This supplement is to notify shareholders, prospective investors, and other interested parties that Vertical Capital Asset Management, LLC ("VCAM"), the investment advisor to the Funds, has resigned as advisor effective July 7, 2015.  At a meeting, the Fund's Board of Trustees (the "Board") accepted the resignation of VCAM and appointed OBP Capital, LLC ("OBP"), as investment advisor to the Fund.  Lido Advisors, Inc. ("Lido"), the Fund's investment sub-advisor since inception, will remain sub-advisor to the Fund pursuant to an interim sub-advisory agreement with OBP.  The Board has determined that it is in the best interests of the Fund and its shareholders for the Fund to continue operating and approved an Interim Investment Advisory Agreement (the "Interim Advisory Agreement") with OBP, an investment advisory firm registered with the U.S. Securities and Exchange Commission under the Investment Advisers Act of 1940.  The Interim Advisory Agreement will become effective on July 1, 2015.  The Board also approved an Interim Investment Sub-Advisory Agreement (the "Interim Sub-Advisory Agreement") between OBP and Lido for Lido to continue to provide sub-advisory services to the Fund.
The terms and conditions of the Interim Advisory Agreement are substantially identical to those of the previous investment advisory agreement between the Fund and VCAM, and the Interim Advisory Agreement provides for the same advisory fee as that previously paid to VCAM under the terms of the previous investment advisory agreement.  The foregoing notwithstanding, the Interim Advisory Agreement does differ from the previous investment advisory agreement in that it provides for the following terms required of such agreements by Rule 15a-4 under the Investment Company Act of 1940: (i) the advisory fee otherwise payable under the Interim Advisory Agreement is held in an interest-bearing escrow account to be paid to OBP pending approval by shareholders of the Fund of a permanent investment advisory agreement for the Fund; (ii) the term of the Interim Advisory Agreement is the earlier of 150 days from the date of the agreement or the date that a new investment advisory agreement is approved by the shareholders of the Fund; and (iii) the Interim Advisory Agreement may be terminated by the Board on 10 days' written notice to OBP.  If shareholders of the Fund do not approve a new investment advisory agreement within 150 days from the date of the Interim Advisory Agreement, OBP will be paid the lesser of the costs incurred in performing services under the Interim Advisory Agreement or the total amount in the escrow account, including interest earned.  A portion of the amount paid to OBP will be paid to Lido for its costs incurred under the Interim Sub-Advisory Agreement.
The terms and conditions of the Interim Sub-Advisory Agreement are substantially identical to those of the previous investment sub-advisory agreement between VCAM and Lido, and the Interim Sub-Advisory Agreement provides for the same sub-advisory fee as that previously paid to Lido under the terms of the previous investment sub-advisory agreement.  The foregoing notwithstanding, the Interim Sub-Advisory Agreement does differ from the previous investment sub-advisory agreement in that it provides for the following terms required of such agreements by Rule 15a-4 under the Investment Company Act of 1940: (i) the sub-advisory fee otherwise payable under the Interim Sub-Advisory Agreement is held in an interest-bearing escrow account to be paid to OBP pending approval by shareholders of the Fund of a permanent investment sub-advisory agreement for the Fund; (ii) the term of the Interim Sub-Advisory Agreement is the earlier of 150 days from the date of the agreement or the date that a new investment sub-advisory agreement is approved by the shareholders of the Fund; and (iii) the Interim Sub-Advisory Agreement may be terminated by the Board on 10 days' written notice to Lido.
Investors should anticipate receiving a proxy statement soliciting their approval of new investment advisory and sub-advisory agreements in the near future.  If shareholders of the Fund do not approve permanent investment advisory and sub-advisory agreements within the 150-day period specified under Rule 15a-4 of the Investment Company Act of 1940, the Board will take such action as it deems necessary and in the best interests of the Fund and its shareholders.

Investors Should Retain This Supplement for Future Reference